- Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Alternative minimum tax credit carryforwards	$ 0	$ 86
State net operating loss carryforwards	513	605
Accrued expenses	3,457	3,257
Foreign subsidiaries, primarily NOLs, pension and accrued expenses	15,204	15,340
Other	1,685	1,843
Total gross deferred tax assets	20,859	21,131
Deferred tax liabilities:
Property and equipment and other long-term assets	(4,659)	(4,659)
Foreign deferred tax liabilities, primarily property and equipment	(309)	(400)
Net deferred tax asset before valuation allowance	15,891	16,072
Less valuation allowance	(10,028)	(9,258)
Net deferred tax asset	$ 5,863	$ 6,814